Separate Accounts, Death Benefits and Other Insurance Benefit Features (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Guaranteed Minimum Death Benefit [Member]
Changes in the gross U.S. GMDB, International GMDB/GMIB, and UL secondary guarantee benefits
Liability, beginning balance	$ 1,158	$ 1,115
Incurred	228	271
Paid	(258)	(284)
Unlock	181	(48)
Currency Translation Adjustment	(3)	8
Liability, ending balance	944	1,158
Reinsurance recoverable asset, beginning balance	724	686
Incurred	121	128
Paid	(121)	(143)
Unlock	(116)	53
Reinsurance recoverable asset, ending balance	608	724
Secondary Guarantees [Member] | Universal Life [Member]
Changes in the gross U.S. GMDB, International GMDB/GMIB, and UL secondary guarantee benefits
Liability, beginning balance	228	113
Incurred	113	53
Paid	0
Unlock	(22)	(62)
Currency Translation Adjustment	0	0
Liability, ending balance	363	228
Reinsurance recoverable asset, beginning balance	22	30
Incurred	(1)	(8)
Paid	0
Unlock	0
Reinsurance recoverable asset, ending balance	$ 21	$ 22